                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                           GT GLOBAL MONEY MARKET FUND
                         GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                      GT GLOBAL VARIABLE INTERNATIONAL FUND
                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                       GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                     GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                      GT GLOBAL VARIABLE LATIN AMERICA FUND
                    GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                          Supplement dated May 21, 1999
                       to the Prospectus dated May 3, 1999


Effective May 24, 1999, the section entitled "FUND MANAGEMENT - INFRASTRUCTURE FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:


                                          Responsibilities for                      Business Experience
             Name/Office                        the Fund                               Past 5 Years
         -----------------                --------------------                      -------------------
         Claude C. Cody IV                  Portfolio Manager       Vice President of AIM Capital and Senior Portfolio
                                               since 1999           Manager.  Mr. Cody has been associated with AIM
                                                                    and/or its subsidiaries since 1992.

         Robert G. Alley                    Portfolio Manager       Senior Vice President of AIM Capital and Senior
                                               since 1999           Portfolio Manager.  Mr. Alley has been associated
                                                                    with AIM and/or its subsidiaries since 1992.

         Craig A. Smith                     Portfolio Manager       Vice President of AIM Capital and Senior Portfolio
                                               since 1999           Manager.  Mr. Smith has been associated with AIM
                                                                    and/or its subsidiaries since 1989.

         Carolyn L. Gibbs                   Portfolio Manager       Vice President of AIM Capital and Senior Portfolio
                                               since 1999           Manager. Ms. Gibbs has been associated with AIM
                                                                    and/or its subsidiaries since 1992.

         Meggan M. Walsh                    Portfolio Manager       Vice President of AIM Capital.  Ms. Walsh has been
                                               since 1999           associated with AIM and/or its subsidiaries since
                                                                    1991.

Effective May 24, 1999, the section entitled "FUND MANAGEMENT - Natural Resources Fund" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:

                         Responsibilities for            Business Experience
 Name/Office                  the Fund                       Past 5 Years
 -----------             --------------------            -------------------
Derek H. Webb            Portfolio Manager         Portfolio Manager since 1994
                            since 1995             and Analyst from 1992 to
                                                   1994, INVESCO (NY), Inc.

Roger Mortimer           Portfolio Manager         Portfolio Manager since 1997
                            since 1999             and Assistant Portfolio
                                                   Manager from 1995 to 1997.